Condensed Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 6,328	$ 12,975	$ 1,044
Accounts receivable, net	95	92
Inventory, net	761	429	241
Deferred offering costs	79	0
Prepaid expenses and other current assets	331	793
Total current assets	7,594	14,289	1,497
Property and equipment, net	15	11	19
Right-of-use assets, operating lease	565	687
Other assets	34	49	15
Total assets	8,208	15,036	1,531
Current liabilities
Accounts payable	1,602	789	370
Other accrued expenses	261	267	152
Operating lease liability, current	160	163
Notes payable, current			36
Conversion feature derivative liability			717
Total current liabilities	2,023	1,219	1,275
Operating lease liability	413	545
Notes payable			139
Convertible notes payable, net of debt discount			1,294
Total liabilities	2,436	1,764	2,708
Stockholders' equity
Common stock	1	1
Additional paid in capital	33,159	32,817	9,874
Accumulated deficit	(27,388)	(19,546)	(11,052)
Total stockholders' equity	5,772	13,272	(1,177)
Total liabilities and stockholders' equity	$ 8,208	15,036	1,531
Previously Reported [Member]
Current assets
Accounts receivable, net		51	52
Prepaid expenses and other current assets		$ 834	160
Convertible Preferred Stock [Member]
Stockholders' equity
Preferred Stock			$ 1